As filed with the Securities and Exchange Commission on May 22, 2017

Securities Act File No. 333-215497

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 2

MAINSTAY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

(800) 624-6782

(Registrant’s Area Code and Telephone Number)

J. Kevin Gao, Esq.

MainStay Funds Trust

30 Hudson Street

Jersey City, New Jersey 07302

(Name and Address of Agent for Service)

With copies to:

Thomas C. Bogle, Esq.

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The purpose of this Post-Effective Amendment filing is to file the final and executed (i) Agreements and Plans of Reorganization and tax opinion for the reorganization of the MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund with and into MainStay Epoch U.S. Equity Yield Fund.

Registrant hereby incorporates by reference the Proxy Statement/Prospectus and Statement of Additional Information filed as Parts A and B, respectively, in Post-Effective Amendment Number 1 to Registrant’s Form N-14 (File No. 333-215497) filed with the SEC under the Securities Act of 1933, as amended (the “1933 Act”) on February 21, 2017 (Accession Number 0001144204-17-010219).

MAINSTAY FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 15.         INDEMNIFICATION

The MainStay Group of Funds, which includes MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only. Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay Funds Trust’s (“Registrant’s”) Declaration of Trust states as follows:

Section 3. Indemnification.

(a)	For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)	Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)	every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)	every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)	every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)	Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)	No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)	With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)	by the court or other body before which the Proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f)	he Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g)	Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and By-Laws of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.         EXHIBITS

(1)	Charter of Registrant

a.	Certificate of Trust as filed with the State of Delaware on April 28, 2009 – Previously filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A.*

b.	Amended and Restated Declaration of Trust dated August 19, 2016 – Previously filed as Exhibit (a)(2) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

(2)	By-Laws

a.	By-Laws of the Registrant effective April 8, 2009, Amended and Restated June 4, 2015 – Previously filed as Exhibit (b) to Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A on June 17, 2015.*

(3)	Voting Trust Agreement – Inapplicable.

(4)	Agreements of Reorganization

a.	Agreement and Plan of Reorganization between MainStay ICAP Select Equity Fund and MainStay Epoch U.S. Equity Yield Fund – Filed herewith

b.	Agreement and Plan of Reorganization between MainStay ICAP Select Equity Fund and MainStay Epoch U.S. Equity Yield Fund – Filed herewith

(5)	See the Declaration of Trust, as amended (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above).

(6)	Investment Advisory Contracts

a.	Amended and Restated Management Agreement dated February 27, 2015 – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A on February 27, 2015.*

(i)	Amendment dated June 18, 2015 – Previously filed as Exhibit (d)(1)(a) to Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A on June 17, 2015.*

(ii)	Amendment dated June 1, 2015 – Previously filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

(iii)	Amendment dated February 29, 2016 – Previously filed as Exhibit (d)(1)(c) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on February 26, 2016.*

(iv)	Amendment dated March 25, 2016 – Previously filed as Exhibit (d)(1)(d) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(v)	Form of Amendment dated June 30, 2016 – Previously filed as Exhibit (d)(1)(e) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

(vi)	Form of Amendment dated February 28, 2017 – Previously filed as Exhibit (d)(1)(f) to Post-Effective Amendment No. 110 to the Trust’s Registration Statement on February 28, 2017*

(vii)	Form of Amendment dated March 31, 2017 – Previously filed as Exhibit (d)(1)(g) to Post-Effective Amendment No. 112 to the Trust’s Registration Statement on March 30, 2017*

b.	Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated March 27, 2013 – Previously filed as Exhibit (d)(2) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on June 17, 2013.*

(i)	Amendment dated February 29, 2016 – Previously filed as Exhibit (d)(2)(a) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(ii)	Amendment dated March 25, 2016 – Previously filed as Exhibit (d)(2)(b) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(iii)	Amendment dated May 1, 2016 – Previously filed as Exhibit (d)(2)(c) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(iv)	Amendment dated June 30, 2016 – Previously filed as Exhibit (d)(2)(d) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

(v)	Form of Interim Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated January 9, 2017 – Previously filed as Exhibit (d)(2)(e) to Post-Effective Amendment No. 112 to the Trust’s Registration Statement on March 30, 2017*

(vi)	Form of Amendment dated February 28, 2017 – Previously filed as Exhibit (d)(2)(f) to Post-Effective Amendment No. 110 to the Trust’s Registration Statement on February 28, 2017*

c.	Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated February 26, 2010 – Previously filed as Exhibit (d)(3) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

(i)	Amendment dated March 30, 2010 – Previously filed as Exhibit (d)(3)(a) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

(ii)	Amendment dated February 28, 2012 – Previously filed as Exhibit (d)(3)(b) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A on February 28, 2013.*

(iii)	Amendment dated May 14, 2012 – Previously filed as Exhibit (d)(3)(c) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A on February 28, 2013.*

(iv)	Amendment dated December 17, 2012 – Previously filed as Exhibit (d)(3)(d) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A on February 28, 2013.*

(v)	Amendment dated May 24, 2013 – Previously filed as Exhibit (d)(3)(e) to Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A on October 24, 2013.*

(vi)	Amendment dated June 18, 2015 – Previously filed as Exhibit (d)(3)(h) to Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A on June 17, 2015.*

(vii)	Amendment to Subadvisory Agreement dated February 28, 2014 – Previously filed as Exhibit (d)(3)(i) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

(viii)	Amendment to Subadvisory Agreement dated February 27, 2015 – Previously filed as Exhibit (d)(3)(j) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

(ix)	Amendment to Subadvisory Agreement dated June 1, 2015 – Previously filed as Exhibit (d)(3)(k) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

(x)	Amendment dated June 18, 2015 – Previously filed as Exhibit (d)(3)(l) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(xi)	Amendment dated February 29, 2016 – Previously filed as Exhibit (d)(3)(m) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

d.	Subadvisory Agreement between New York Life Investment Management LLC and Cornerstone Capital Management Holdings LLC dated October 4, 2016 – Previously filed as Exhibit (d)(4) to Post-Effective Amendment No. 110 to the Trust’ Registration Statement on February 28, 2017*

(i)	Form of Amendment dated February 28, 2017 – Previously filed as Exhibit (d)(4)(a) to Post-Effective Amendment No. 110 to the Trust’s Registration Statement on February 28, 2017*

(7)	Underwriting Contracts

a.	Amended and Restated Distribution Agreement dated August 1, 2014 between the Registrant and NYLIFE Distributors LLC – Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A on February 27, 2015.*

b.	Form of Soliciting Dealer Agreement – Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on Form N-1A on February 26, 2016.*

(8)	Bonus or Profit Sharing Contracts – Inapplicable.

(9)	Custodian Agreements

a.	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

(i)	Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(1)(a) to Post-Effective Amendment No. to the Trust’s Registration Statement on Form N-1A on February 27, 2015.*

(ii)	Amendment to Custodian Agreement dated June 18, 2015 – Previously filed as Exhibit (g)(1)(b) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

(iii)	Amendment dated December 22, 2015 – Previously filed as Exhibit (g)(1)(c) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on February 26, 2016.*

(iv)	Amendment dated February 29, 2016 (Retirement 2060) – Previously filed as Exhibit (g)(1)(d) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(v)	Amendment dated February 29, 2016 (Appendix) – Previously filed as Exhibit (g)(1)(e) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(vi)	Amendment dated May 1, 2016 – Previously filed as Exhibit (g)(1)(f) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(vii)	Amendment dated May 1, 2016 (Appendix) – Previously filed as Exhibit (g)(1)(g) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(viii)	Amendment dated June 16, 2016 to the Master Custodian Agreement (appendix) - Previously filed as Exhibit (g)(1)(h) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

(ix)	Amendment dated June 17, 2016 to the Master Custodian Agreement (appendix) - Previously filed as Exhibit (g)(1)(i) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

(x)	Amendment dated June 30, 2016 to the Master Custodian Agreement - Previously filed as Exhibit (g)(1)(j) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

b.	Amended and Restated Master Delegation Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed as Exhibit (g)(2) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

(i)	Amendment dated October 21, 2013 – Previously filed as Exhibit (g)(2)(a) to Post-Effective Amendment No. to the Trust’s Registration Statement on Form N-1A on February 27, 2015.*

(ii)	Amendment to Delegation Agreement dated June 18, 2015 – Previously filed as Exhibit (g)(2)(b) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

(iii)	Amendment dated February 29, 2016 (Retirement 2060) – Previously filed as Exhibit (g)(2)(c) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(iv)	Amendment dated February 29, 2016 (Appendix) – Previously filed as Exhibit (g)(2)(d) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on February 26, 2016.*

(v)	Amendment dated May 1, 2016 – Previously filed as Exhibit (g)(2)(e) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(vi)	Amendment dated May 1, 2016 (Appendix) – Previously filed as Exhibit (g)(2)(f) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(vii)	Amendment dated June 16, 2016 to the Master Delegation Agreement (appendix) - Previously filed as Exhibit (g)(2)(g) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

(viii)	Amendment dated June 17, 2016 to the Master Delegation Agreement (appendix) - Previously filed as Exhibit (g)(2)(h) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

(ix)	Amendment dated June 30, 2016 to the Master Delegation Agreement - Previously filed as Exhibit (g)(2)(i) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

c.	Form of Custody Agreement with U.S. Bank National Association dated June 16, 2014 – Previously filed as Exhibit (g)(3) to Post-Effective Amendment No. 76 to the Trust; Registration Statement on March 30, 2015*

(i)	Form of Amendment dated July 16, 2014 – Previously filed as Exhibit (g)(3)(a) to Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A on March 30, 2015*

(10)	Rule 12b-1 and Rule 18f-3 Plan

a.	Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Registrant – Previously filed as Exhibit (m)(1) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

b.	Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Registrant – Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

c.	Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Registrant – Previously filed as Exhibit (m)(3) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

d.	Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Registrant – Previously filed as Exhibit (m)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

f.	Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Registrant – Previously filed as Exhibit (m)(5) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

g.	Plan of Distribution dated February 29, 2016 Pursuant to Rule 12b-1 for Class R3 shares of Registrant – Previously filed as Exhibit (m)(6) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on February 26, 2016.*

h.	Amendments dated February 28, 2013 to the Class A, Class C, and Investor Class 12b-1 Plans – Previously filed as Exhibit (m)(7) to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A on February 27, 2014.*

i.	Amendments dated October 21, 2013 to the Class A, Class C, and Investor Class 12b-1 Plans – Previously filed as Exhibit (m)(8) to Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A on February 27, 2014.*

j.	Amendments dated July 11, 2014 to the Class A, Class C, and Investor Class 12b-1 Plans – Previously filed as Exhibit (m)(9) to Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A on July 11, 2014.*

k.	Amendment dated February 27, 2015 to the Class B 12b-1 Plan – Previously filed as Exhibit (m)(10) to Post- Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A on February 27, 2015.*

l.	Amendment dated February 27, 2015 to the Class C 12b-1 Plan – Previously filed as Exhibit (m)(11) to Post- Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A on March 30, 2015.*

m.	Amendment dated August 19, 2015 to the Class A Shares 12b-1 Plan – Previously filed as Exhibit (m)(12) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

n.	Amendment dated August 19, 2015 to the Class B Shares 12b-1 Plan – Previously filed as Exhibit (m)(13) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

o.	Amendment dated August 19, 2015 to the Class C Shares 12b-1 Plan – Previously filed as Exhibit (m)(14) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

p.	Amendment dated August 19, 2015 to the Investor Shares – Previously filed as Exhibit (m)(15) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

q.	Amendment dated August 19, 2015 to the R2 Shares – Previously filed as Exhibit (m)(16) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

r.	Form of Plan of Distribution for Class T Shares of Registrant – Previously filed as Exhibit (m)(17) to Post-Effective Amendment No. 110 to the Trust’s Registration Statement on February 28, 2017*

s.	Form of Amended Multiple Class Plan Pursuant to Rule 18f-3 dated February 28, 2017 – Previously filed as Exhibit (n)(1) to Post-Effective Amendment No. 110 to the Trust’s Registration Statement on February 28, 2017*

(11)	Opinion of counsel regarding legality of the securities being registered – Previously filed as Exhibit (11) to Pre-Effective Amendment No. 1 on Form N-14 on February 15, 2017.*

(12)	Tax Opinions – Filed herewith

(13)	Other Material Contracts

Transfer Agency Agreements

a.	Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on October 30, 2009.*

(i)	Amendment dated November 12, 2009 – Previously filed as Exhibit (h)(1)(a)(i) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

(ii)	Amendment dated November 24, 2009 – Previously filed as Exhibit (h)(1)(a)(ii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

(iii)	Amendment dated February 26, 2010 – Previously filed as Exhibit (h)(1)(a)(iii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

(iv)	Amendment dated March 30, 2010 – Previously filed as Exhibit (h)(1)(a)(iv) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

(v)	Amendment dated January 1, 2011 – Previously filed as Exhibit (h)(1)(a)(v) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

(vi)	Amendment dated January 1, 2012 – Previously filed as Exhibit (h)(1)(a)(v) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A on February 28, 2013.*

(vii)	Amendment dated January 1, 2013 – Previously filed as Exhibit (h)(1)(a)(vii) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on Form N-1A on June 17, 2013.*

(viii)	Amendment dated July 11, 2014 – Previously filed as Exhibit (h)(1)(a)(viii) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A on February 27, 2015.*

(ix)	Amendment dated June 18, 2015 – Previously filed as Exhibit (h)(1)(ix) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on Form N-1A on August 28, 2015.*

(x)	Amendment dated February 29, 2016 – Previously filed as Exhibit (h)(1)(x) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

(xi)	Amendment dated June 30, 2016 – Previously filed as Exhibit (h)(1)(xi) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

b.	MainStay Multi-Strategy Cayman Fund Ltd. Appointment of Agent for Service of Process – Previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on Form N-1A on June 20, 2016.*

c.	Shareholder Service Plans

(i)	Amended and Restated Shareholder Services Plan for Class R1 Shares dated June 2015 – Previously filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on Form N-1A on February 26, 2016.*

(ii)	Amended and Restated Shareholder Services Plan for Class R2 Shares dated June 2015 – Previously filed as Exhibit (h)(3)(b) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on Form N-1A on February 26, 2016.*

(iii)	Amended and Restated Shareholder Services Plan for Class R3 Shares dated December 2015 – Previously filed as Exhibit (h)(3)(c) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on Form N-1A on February 26, 2016.*

(iv)	Shareholder Service Plan for Sweep shares – Previously filed as Exhibit (h)(3)(d) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

d.	Indemnification Agreement – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on February 28, 2011.*

e.	Expense Limitation Agreements and Fee Waivers

(i)	Notice of Fee Waiver dated February 29, 2016 – Previously filed as Exhibit (h)(5)(a) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on Form N-1A on February 26, 2016.*

(ii)	Amended and Restated Expense Limitation Agreement dated June 30, 2016 – Previously filed as Exhibit (h)(5)(b) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A on September 12, 2016*

(iii)	Notice of Voluntary Expense Limitation dated February 29, 2016 – Previously filed as Exhibit (h)(5)(c) to Post-Effective Amendment No. 89 to the Trust's Registration Statement on Form N-1A on February 26, 2016.*

(14)	Other Opinions

Consent of Independent Registered Public Accounting Firm to MainStay Funds Trust, KPMG LLP – Previously filed as Exhibit (14) to Pre-Effective Amendment No. 1 on Form N-14 on February 15, 2017*.

(15)	Omitted Financial Statements

(16)	Powers of Attorney – Previously filed as Exhibit 16 to Form N-14 on January 10, 2017*

(17)	Additional Exhibits – Inapplicable.

* Incorporated by reference.

ITEM 17.         UNDERTAKINGS.

(1)         The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)         The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)         The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Jersey City and the State of New Jersey on the 22nd day of May, 2017.

MAINSTAY FUNDS TRUST

/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on May 22, 2017.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Chairman of the Board and Trustee
Susan B. Kerley

/s/ David H. Chow*	Trustee
David H. Chow

/s/ Yie-Hsin Hung*	Trustee
Yie-Hsin Hung

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Jacques P. Perold*	Trustee
Jacques P. Perold

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer
Jack R. Benintende

By: /s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact*

*  Pursuant to Powers of Attorney previously filed.